Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the three-months ended March 31, 2019 were as follows:

U.S. $ in millions
Goodwill as of January 1, 2019	$385.8
Translation differences	(0.2)
Goodwill as of March 31, 2019	$385.6

Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	March 31, 2019			December 31, 2018
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$299,100	$(240,316)	$58,784	$299,100	$(236,375)	$62,725
Patents	10,483	(5,960)	4,523	10,127	(5,752)	4,375
Trademarks and trade names	26,224	(20,404)	5,820	26,212	(19,067)	7,145
Customer relationships	102,914	(70,868)	32,046	102,984	(70,353)	32,631
Capitalized software development costs	19,541	(19,228)	313	19,540	(19,142)	398
	$458,262	$(356,776)	$101,486	$457,963	$(350,689)	$107,274

Schedule of Estimated Amortization Expense Relating to Intangible Assets

As of March 31, 2019, the estimated amortization expense relating to intangible assets currently subject to amortization for each of the following periods was as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remaining 9 months of 2019	$18,124
2020	23,933
2021	23,772
2022	23,678
2023	6,698
Thereafter	5,281
Total	$101,486